Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Units
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RBB Fund Trust
Entity Central Index Key	0001618627
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	P/E Global Enhanced International Fund
Class Name	Institutional Class
Trading Symbol	PEIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the P/E Global Enhanced International Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.peinvestments.com/. You can also request this information by contacting us at 1-855-610-4766.
Additional Information Phone Number	1-855-610-4766
Additional Information Website	https://www.peinvestments.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve-month period ended August 31, 2024, the Fund underperformed its benchmark, the MSCI EAFE Net (USD) Index (the “MSCI EAFE”). As part of its investment objective to seek total returns, the Fund seeks to augment passive international equity exposures with active currency positions, providing a distinct, diversifying source of potential alpha within the space. More specifically, the Fund’s investment strategy seeks to combine the performance of 1) certain U.S. Dollar hedged global equity index futures and 2) the P/E Global LLC’s proprietary FX Strategy, which is focused on providing exposure to international currency markets.
WHAT FACTORS INFLUENCED PERFORMANCE
Fund performance was driven largely by the MSCI EAFE, which posted strong performance during the period. FX Strategy performance was mainly driven by the Japanese Yen, which contributed, and the Australian Dollar, which detracted.
POSITIONING
From a factor perspective, inflation and long-term interest rate differentials drove FX Strategy positioning during the period. The short end of the yield curve factor also increased in significance in June and July 2024, supporting the argument for monetary policy divergence. Currently, yield curve inversion and slowing growth indicators increase the probability of risk aversion, which benefits stable currencies. Inflation, while remaining important, has moderated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/28/2022)
Institutional Class	15.54	15.96
MSCI EAFE Net (USD) Index	19.40	18.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.peinvestments.com/ for more recent performance information.
Net Assets	$ 25,640,820
Holdings Count | Units	16
Advisory Fees Paid, Amount	$ (18,585)
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$25,640,820
Number of Holdings	16
Net Advisory Fee	$(18,585)
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
United States Treasury Bill	79.2%
MSCI EAFE Index	5.4%
South African Rand/US Dollar Cross Currency Rate	0.0%
US Dollar/Norwegian Krone Cross Currency Rate	0.0%
Canadian Dollar/US Dollar Cross Currency Rate	0.0%
Mexican Peso/US Dollar Cross Currency Rate	-0.1%
US Dollar/Swedish Krona Cross Currency Rate	-0.1%
New Zealand Dollar/US Dollar Cross Currency Rate	-0.1%
Swiss Franc/US Dollar Cross Currency Rate	-0.5%
British Pound/US Dollar Cross Currency Rate	-0.6%

Top Sectors	(% of net assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.peinvestments.com/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Penn Capital Short Duration High Income Fund
Class Name	Institutional Class
Trading Symbol	PSHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Capital Short Duration High Income Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://penncapital.com/mutual-funds. You can also request this information by contacting us at 1-844-302-7366.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-302-7366
Additional Information Website	https://penncapital.com/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2024, the Fund generated a 9.18% return, outperforming its benchmark, ICE BofA 1-3 Year BB US Cash Pay High Yield Index (the “Index”) which returned 8.90%. The Fund maintains an average portfolio maturity of three years or less and excludes CCC-rated bonds. The portfolio will typically underperform the broad short duration market, which includes triple CCC-rated bonds, during low quality rallies and outperform during low quality sell-offs. Over the past year, lower rated bonds modestly outperformed higher rated bonds. The portfolio benefitted from strong security selection in the Media industry led by tactical positioning in Charter Communications and shorter-term maturities in Grey Television, Nexstar and Dish Network. Capital Goods was the second strongest sector with a focus on aerospace firms - Spirit Aerosystems, Moog, and Triumph Group – leading the way. Underweighting the Transportation sector contributed to performance as airline bonds lagged amid weakening profitability due to a combination of overcapacity and rising labor costs. The largest detractor to performance was a conservative positioning in the Insurance sector when two long dated subordinated bonds outperformed within the Index. The Basic Industry sector lagged due to conservative positioning in near term commodity producers. The Banking industry was a detractor as the Fund focused on investment grade banks like Fifth Third and Huntington while the Index saw strong returns from Western Alliance and Pacwest, two companies that were directly impacted and ultimately survived the Silicon Valley liquidity crisis.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/17/2017)
Institutional Class (without sales charge)	9.18	3.49	3.38
Bloomberg U.S. Aggregate Bond Index**	7.30	-0.04	1.35
ICE BofA 1-3 Year BB US Cash Pay High Yield Index	8.90	4.15	4.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://penncapital.com/mutual-funds for more recent performance information.
Net Assets	$ 16,600,110
Holdings Count | Units	93
Advisory Fees Paid, Amount	$ (67,409)
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$16,600,110
Number of Holdings	93
Net Advisory Fee	-$67,409
Portfolio Turnover	42%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
OneMain Finance Corp.	3.7%
Frontier Communications Holdings LLC	2.9%
Travel + Leisure Co.	2.9%
CCO Holdings LLC / CCO Holdings Capital Corp.	2.7%
Owens & Minor, Inc.	2.5%
American Airlines, Inc.	2.5%
Crown Cork & Seal Co., Inc.	2.4%
Calpine Corp.	2.3%
Harvest Midstream I LP	2.1%
Fortress Transportation and Infrastructure Investors LLC	2.1%

Top Sectors	(% of Net Assets)
Energy	19.3%
Consumer Discretionary	19.0%
Financials	15.4%
Communications	14.6%
Materials	10.0%
Health Care	5.8%
Utilities	4.2%
Industrials	4.1%
Consumer Staples	2.7%
Cash & Other	4.9%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain planned changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at www.penncapitalFund.com or upon request at 844-302 PENN (7366).
During the period, a newly formed entity formed by two members of the Penn Capital Management Company, LLC’s (the “Advisor” or “Penn Capital”) senior management purchased all of the rights and interests of Spouting Rock Asset Management’s lender and foreclosed upon the Penn Capital equity owned by Spouting Rock Asset Management. In addition, the newly formed entity purchased the equity ownership of 525 Holdings LLC, Penn Capital’s controlling member. The newly formed entity then subsequently sold a majority and controlling interest in Penn Capital to SGAM Advisors LLC, a subsidiary of Seaport Global Holdings LLC (“Seaport”). The transaction closed on July 3, 2024 (the “Acquisition”). The Acquisition was deemed to result in a change of control of Penn Capital pursuant to the 1940 Act, and resulted in the automatic termination of the previously existing advisory agreement between The RBB Fund Trust (the “Trust”), on behalf of the Fund, and Penn Capital (the “Original Agreement”). To avoid disruption of the Fund’s investment management program, the Board approved (i) an interim advisory agreement between the Trust and Penn Capital with respect to the Fund (the “Interim Advisory Agreement”) on April 24, 2024, which became effective on July 3, 2024, and (ii) a new investment advisory agreement between the Trust and Penn Capital with respect to the Fund (the “New Advisory Agreement”), which will not become effective unless approved by the shareholders of the Fund. The New Advisory Agreement is substantially similar to the Original Agreement on behalf of the Fund. The advisory fees payable to Penn Capital under the New Advisory Agreement are the same as the advisory fees payable under the Original Agreement. The investment advisory personnel who provided services to the Fund under the Original Agreement are expected to continue to do so under the New Advisory Agreement. The Advisor does not expect the Acquisition to have any material impact on the quality of investment advisory services provided to the Fund. The Board has unanimously voted to approve the New Advisory Agreement and to recommend that the shareholders of the Fund vote FOR the approval of the New Advisory Agreement.

Updated Prospectus Phone Number	844-302 PENN (7366)
Updated Prospectus Web Address	www.penncapitalFund.com
Institutional Class
Shareholder Report [Line Items]
Fund Name	Penn Capital Opportunistic High Income Fund
Class Name	Institutional Class
Trading Symbol	PHYNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Capital Opportunistic High Income Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://penncapital.com/mutual-funds. You can also request this information by contacting us at 1-844-302-7366.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-302-7366
Additional Information Website	https://penncapital.com/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2024 (“fiscal year”), the Fund generated a 11.91% return, underperforming its benchmark, the ICE BofA US High Yield Constrained Index, which returned 12.47%. From a ratings perspective, the largest detractor to performance was an underweight to the most speculative area of the index CC and lower rated securities while strong security selection in BB and CCC securities offset some of this performance drag. The Telecommunications sector was the strongest performer with a focus on Frontier Communications while avoiding Level Three and Altice’s European operations. The Capital Goods contributed through a focus aerospace companies such Bombardier, Triumph Group and Spirit Aerosystems while avoiding the packaging company Ardagh Group. The Leisure sector outperformed with a focus on smaller gaming companies and theme parks. The largest detractors to performance was an overweight to the Media sector due to weakness in national advertising for broadcasters and radio companies. The Basic Industry sector lagged due to a paper company that saw softening pulp prices during the fiscal year. The Transportation sector lagged as a trucking company struggled to integrate an vertical acquisition which was disruptive to their customer base.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/30/2015)
Institutional Class (without sales charge)	11.91	3.59	5.01
Bloomberg U.S. Aggregate Bond Index**	7.30	-0.04	1.65
ICE BofA US High Yield Constrained Index	12.47	4.26	5.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://penncapital.com/mutual-funds for more recent performance information.
Net Assets	$ 19,724,108
Holdings Count | Units	138
Advisory Fees Paid, Amount	$ (13,874)
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$19,724,108
Number of Holdings	138
Net Advisory Fee	-$13,874
Portfolio Turnover	69%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Frontier Communications Holdings LLC	1.5%
Fortress Transportation and Infrastructure Investors LLC	1.5%
CCO Holdings LLC	1.4%
CHS/Community Health Systems, Inc.	1.4%
DaVita, Inc.	1.4%
Gray Television, Inc.	1.4%
Pike Corp.	1.3%
Texas Capital Bancshares, Inc.	1.3%
Bread Financial Holdings, Inc.	1.2%
Antero Resources Corp.	1.2%

Top Sectors	(% of Net Assets)
Consumer Discretionary	21.7%
Energy	17.0%
Communications	14.8%
Financials	11.6%
Health Care	10.4%
Industrials	5.4%
Materials	5.4%
Utilities	3.7%
Consumer Staples	3.5%
Cash & Other	6.5%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain planned changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at www.penncapitalFund.com or upon request at 844-302 PENN (7366).
During the period, a newly formed entity formed by two members of the Penn Capital Management Company, LLC’s (the “Advisor” or “Penn Capital”) senior management purchased all of the rights and interests of Spouting Rock Asset Management’s lender and foreclosed upon the Penn Capital equity owned by Spouting Rock Asset Management. In addition, the newly formed entity purchased the equity ownership of 525 Holdings LLC, Penn Capital’s controlling member. The newly formed entity then subsequently sold a majority and controlling interest in Penn Capital to SGAM Advisors LLC, a subsidiary of Seaport Global Holdings LLC (“Seaport”). The transaction closed on July 3, 2024 (the “Acquisition”). The Acquisition was deemed to result in a change of control of Penn Capital pursuant to the 1940 Act, and resulted in the automatic termination of the previously existing advisory agreement between The RBB Fund Trust (the “Trust”), on behalf of the Fund, and Penn Capital (the “Original Agreement”). To avoid disruption of the Fund’s investment management program, the Board approved (i) an interim advisory agreement between the Trust and Penn Capital with respect to the Fund (the “Interim Advisory Agreement”) on April 24, 2024, which became effective on July 3, 2024, and (ii) a new investment advisory agreement between the Trust and Penn Capital with respect to the Fund (the “New Advisory Agreement”), which will not become effective unless approved by the shareholders of the Fund. The New Advisory Agreement is substantially similar to the Original Agreement on behalf of the Fund. The advisory fees payable to Penn Capital under the New Advisory Agreement are the same as the advisory fees payable under the Original Agreement. The investment advisory personnel who provided services to the Fund under the Original Agreement are expected to continue to do so under the New Advisory Agreement. The Advisor does not expect the Acquisition to have any material impact on the quality of investment advisory services provided to the Fund. The Board has unanimously voted to approve the New Advisory Agreement and to recommend that the shareholders of the Fund vote FOR the approval of the New Advisory Agreement.

Updated Prospectus Phone Number	844-302 PENN (7366)
Updated Prospectus Web Address	www.penncapitalFund.com
Institutional Class
Shareholder Report [Line Items]
Fund Name	Penn Capital Mid Cap Core Fund
Class Name	Institutional Class
Trading Symbol	PSMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Capital Mid Cap Core Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://penncapital.com/mutual-funds. You can also request this information by contacting us at 1-844-302-7366.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-302-7366
Additional Information Website	https://penncapital.com/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$109	1.06%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve-month fiscal period ended August 31, 2024, the Fund generated a 6.13% return, underperforming the 17.86% return of its benchmark, the Bloomberg US 2500 Index. The sectors that hindered performance during the period were Consumer Discretionary, Health Care, and Energy. In the Consumer Discretionary sector, a casino operator reported disappointing 1H24 results due to lower-than-expected volumes and table hold in Las Vegas, weather headwinds at its regional properties, and unlucky online sports betting hold. Within Health Care, a provider of spine surgery solutions delivered continued top line growth and market share gains, through its slower than expected progress towards profitability and cash flow breakeven frustrated investors. In the Energy sector, an offshore drilling contractor underperformed due to the decline in oil prices amid rising supply. The best performing sectors during the period were the Real Estate, Materials, and Consumer Staples sectors. Within the Real Estate sector, a commercial real estate advisory firm outperformed amid optimism that the commercial real estate cycle is bottoming while the company’s aggressive recruitment of top producers is driving higher revenue per employee versus peers. In the Materials sector, a fabricator and distributor of steel and metal alloy outperformed driven by strong earnings growth in its Aerospace division where lead times and pricing remain extended. Within Consumer Staples, a food distributor continues to gain market share and win new customers while expanding margins due to favorable mix and using free cash flow to de-leverage its balance sheet.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/30/2015)
Institutional Class (without sales charge)	6.13	5.17	7.32
Russell 3000**	26.14	15.19	13.52
Bloomberg US 2500 Index	17.86	10.56	9.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://penncapital.com/mutual-funds for more recent performance information.
Net Assets	$ 5,252,082
Holdings Count | Units	67
Advisory Fees Paid, Amount	$ (13,037)
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$5,252,082
Number of Holdings	67
Net Advisory Fee	-$13,037
Portfolio Turnover	83%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Weatherford International PLC	2.8%
Nexstar Media Group, Inc.	2.3%
Popular, Inc.	2.3%
Norwegian Cruise Line Holdings Ltd.	2.1%
Carpenter Technology Corp.	2.1%
BGC Group, Inc.	2.0%
Lazard, Inc.	1.9%
Pinnacle Financial Partners, Inc.	1.9%
Newmark Group, Inc.	1.9%
Waystar Holding Corp.	1.9%

Top Sectors	(% of Net Assets)
Industrials	17.0%
Financials	16.6%
Consumer Discretionary	14.0%
Information Technology	12.4%
Health Care	11.0%
Energy	8.9%
Communication Services	5.9%
Materials	5.4%
Real Estate	5.1%
Cash & Other	3.7%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain planned changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at www.penncapitalFund.com or upon request at 844-302 PENN (7366).
During the period, a newly formed entity formed by two members of the Penn Capital Management Company, LLC’s (the “Advisor” or “Penn Capital”) senior management purchased all of the rights and interests of Spouting Rock Asset Management’s lender and foreclosed upon the Penn Capital equity owned by Spouting Rock Asset Management. In addition, the newly formed entity purchased the equity ownership of 525 Holdings LLC, Penn Capital’s controlling member. The newly formed entity then subsequently sold a majority and controlling interest in Penn Capital to SGAM Advisors LLC, a subsidiary of Seaport Global Holdings LLC (“Seaport”). The transaction closed on July 3, 2024 (the “Acquisition”). The Acquisition was deemed to result in a change of control of Penn Capital pursuant to the 1940 Act, and resulted in the automatic termination of the previously existing advisory agreement between The RBB Fund Trust (the “Trust”), on behalf of the Fund, and Penn Capital (the “Original Agreement”). To avoid disruption of the Fund’s investment management program, the Board approved (i) an interim advisory agreement between the Trust and Penn Capital with respect to the Fund (the “Interim Advisory Agreement”) on April 24, 2024, which became effective on July 3, 2024, and (ii) a new investment advisory agreement between the Trust and Penn Capital with respect to the Fund (the “New Advisory
Agreement”), which will not become effective unless approved by the shareholders of the Fund. The New Advisory Agreement is substantially similar to the Original Agreement on behalf of the Fund. The advisory fees payable to Penn Capital under the New Advisory Agreement are the same as the advisory fees payable under the Original Agreement. The investment advisory personnel who provided services to the Fund under the Original Agreement are expected to continue to do so under the New Advisory Agreement. The Advisor does not expect the Acquisition to have any material impact on the quality of investment advisory services provided to the Fund. The Board has unanimously voted to approve the New Advisory Agreement and to recommend that the shareholders of the Fund vote FOR the approval of the New Advisory Agreement.

Updated Prospectus Phone Number	844-302 PENN (7366)
Updated Prospectus Web Address	www.penncapitalFund.com
Institutional Class
Shareholder Report [Line Items]
Fund Name	Penn Capital Special Situations Small Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	PSCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Capital Special Situations Small Cap Equity Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://penncapital.com/mutual-funds. You can also request this information by contacting us at 1-844-302-7366.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-302-7366
Additional Information Website	https://penncapital.com/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$114	1.09%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve-month fiscal period ended August 31, 2024, the Fund generated a 9.16% return, underperforming the 18.52% return of its benchmark, the Bloomberg 2000 Index. The top detractors in the quarter were the Technology, Consumer Discretionary, and Energy sectors. In the Technology sector, a maker of semiconductor devices guided below expectations due to seasonal smartphone declines as well as weakness in electric vehicle and industrial demand. In Consumer Discretionary, an owner and operator of casual dining restaurants underperformed due to weaker industry traffic trends and increased price promotions. Within Energy, an offshore drilling contractor underperformed due to the decline in oil prices amid rising supply. Top contributors in the period were the Materials, Real Estate, and Industrials sectors. Within Materials, a fabricator and distributor of steel and metal alloy outperformed driven by strong earnings growth in its Aerospace division where lead times and pricing remain extended. In the Real Estate sector, a commercial real estate advisory firm outperformed amid optimism that the commercial real estate cycle is bottoming while the company’s aggressive recruitment of top producers is driving higher revenue per employee versus peers. Within Industrials, an aviation leasing and aerospace products company continues to benefit from aircraft and engine shortages, driving favorable lease rates and demand for maintenance and repair.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/17/2015)
Institutional Class (without sales charge)	9.16	13.85	11.08
Russell 3000 Total Return **	26.14	15.19	13.89
Bloomberg US 2000 Total Return Index	18.52	10.98	10.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://penncapital.com/mutual-funds for more recent performance information.
Net Assets	$ 49,468,878
Holdings Count | Units	76
Advisory Fees Paid, Amount	$ 205,536
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$49,468,878
Number of Holdings	76
Net Advisory Fee	$205,536
Portfolio Turnover	86%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Carpenter Technology Corp.	2.2%
Weatherford International PLC	2.1%
Popular, Inc.	2.1%
Norwegian Cruise Line Holdings Ltd.	2.0%
Ameris Bancorp	2.0%
Pinnacle Financial Partners, Inc.	1.9%
BGC Group, Inc.	1.9%
Golden Entertainment, Inc.	1.9%
Lazard, Inc.	1.8%
Newmark Group, Inc.	1.8%

Top Sectors	(% of Net Assets)
Industrials	19.2%
Financials	17.8%
Consumer Discretionary	13.0%
Health Care	12.0%
Energy	9.9%
Information Technology	9.0%
Communication Services	6.5%
Real Estate	4.7%
Materials	4.5%
Cash & Other	3.4%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain planned changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at www.penncapitalFund.com or upon request at 844-302 PENN (7366).
During the period, a newly formed entity formed by two members of the Penn Capital Management Company, LLC’s (the “Advisor” or “Penn Capital”) senior management purchased all of the rights and interests of Spouting Rock Asset Management’s lender and foreclosed upon the Penn Capital equity owned by Spouting Rock Asset Management. In addition, the newly formed entity purchased the equity ownership of 525 Holdings LLC, Penn Capital’s controlling member. The newly formed entity then subsequently sold a majority and controlling interest in Penn Capital to SGAM Advisors LLC, a subsidiary of Seaport Global Holdings LLC (“Seaport”). The transaction closed on July 3, 2024 (the “Acquisition”). The Acquisition was deemed to result in a change of control of Penn Capital pursuant to the 1940 Act, and resulted in the automatic termination of the previously existing advisory agreement between The RBB Fund Trust (the “Trust”), on behalf of the Fund, and Penn Capital (the “Original Agreement”). To avoid disruption of the Fund’s investment management program, the Board approved (i) an interim advisory agreement between the Trust and Penn Capital with respect to the Fund (the “Interim Advisory Agreement”) on April 24, 2024, which became effective on July 3, 2024, and (ii)
a new investment advisory agreement between the Trust and Penn Capital with respect to the Fund (the “New Advisory Agreement”), which will not become effective unless approved by the shareholders of the Fund. The New Advisory Agreement is substantially similar to the Original Agreement on behalf of the Fund. The advisory fees payable to Penn Capital under the New Advisory Agreement are the same as the advisory fees payable under the Original Agreement. The investment advisory personnel who provided services to the Fund under the Original Agreement are expected to continue to do so under the New Advisory Agreement. The Advisor does not expect the Acquisition to have any material impact on the quality of investment advisory services provided to the Fund. The Board has unanimously voted to approve the New Advisory Agreement and to recommend that the shareholders of the Fund vote FOR the approval of the New Advisory Agreement.

Updated Prospectus Phone Number	844-302 PENN (7366)
Updated Prospectus Web Address	www.penncapitalFund.com
Torray Fund
Shareholder Report [Line Items]
Fund Name	The Torray Fund
Class Name	The Torray Fund
Trading Symbol	TORYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Torray Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.torray.com/literature/. You can also request this information by contacting us at 1-800-626-9769.
Additional Information Phone Number	1-800-626-9769
Additional Information Website	https://funds.torray.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Torray Fund	$107	0.95%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2024 the Fund returned 24.89%, compared to 23.58% for the Morningstar US Large-Mid Cap Broad Value TR USD Index for the same period. Fund performance was led by strength in Financials, Industrials and Information Technology sectors, offset by weakness in Energy and Communication Services sectors.
In the six months since our last report, we sold Kraft Heinz Company (KHC) and T. Rowe Price Group (TROW), while initiating a position in Ulta Beauty Inc. (ULTA). KHC is the 5th largest global food and beverage manufacturer and, in our opinion, has taken positive steps in recent years to stabilize its financial metrics. We believe, however, the path to more consistent and profitable growth will remain challenging. TROW is a large provider of asset management services, and has struggled in recent years to stem asset outflows and manage fee compression confronting the industry. These issues persisted longer than we anticipated, leading to our decision to exit the position. ULTA, the largest specialty beauty retailer in the United States, is approaching a maturity and the company’s once-lofty valuation declined as growth has slowed, offering us the opportunity to add this high-margin, debt-free retailer at what we feel is a reasonable price.
Valuations across many sectors of the equity market are extended compared to historical averages, and that includes some holdings in the Fund. For example, we mentioned in our previous report that financial companies’ valuations reflected favorable expectations, and we were monitoring other companies deemed to be beneficiaries of the growth in artificial intelligence. Our valuation discipline led us to reduce exposure to select positions where we judged valuations were ahead of fundamentals.
As always, our sole focus is on the prospects of individual companies, and the value we expect to receive compared to the price we pay. We are long-term owners of growing businesses where management teams exhibit disciplined capital allocation and the ability to drive value per share. We act when we can purchase these businesses at rational prices, with the goal of obtaining a rewarding investment outcome for our shareholders.
We thank you for your continued investment in the Fund.

Top Contributors
↑	American Express Company
↑	Lennar Corporation Class B
↑	Berkshire Hathaway Inc. Class B
↑	JPMorgan Chase & Co.
↑	QUALCOMM Incorporated

Top Detractors
↓	SLB
↓	General Motors Company
↓	Ulta Beauty Inc.
↓	Altria Group, Inc.
↓	Keysight Technologies Inc

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	10 Years
The Torray Fund	24.89	11.20	7.93
S&P 500 TR	27.14	15.92	12.98
Morningstar US Large-Mid Cap Broad Value TR USD	23.58	13.17	10.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://funds.torray.com/literature/ for more recent performance information.
Net Assets	$ 355,305,021
Holdings Count | Units	25
Advisory Fees Paid, Amount	$ 2,764,969
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$355,305,021
Number of Holdings	25
Net Advisory Fee	$2,764,969
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Berkshire Hathaway, Inc.	8.3%
Johnson & Johnson	4.9%
Fiserv, Inc.	4.9%
Marsh & McLennan Cos., Inc.	4.9%
General Dynamics Corp.	4.7%
Alphabet, Inc.	4.6%
American Express Co.	4.6%
Lennar Corp.	4.6%
UnitedHealth Group Inc.	4.3%
Chubb Limited	4.2%

Top Sectors*	(% of Net Assets)
Financials	34.9%
Health Care	13.4%
Information Technology	12.7%
Industrials	11.5%
Consumer Discretionary	10.9%
Energy	10.7%
Communication Services	4.6%
Cash & Other	1.3%

Updated Prospectus Web Address	https://funds.torray.com/literature/